ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jan. 12, 2024	Jun. 30, 2025	Apr. 29, 2025	Dec. 31, 2024	Dec. 23, 2024	Sep. 12, 2024
Fair value of assets and liabilities acquired
Assets classified as held for sale		$ 4,202		$ 1,958
Brazilian electricity transmission operation
Consideration transferred
Cash			$ 45		$ 22
Pre-existing interest in businesses			134		33
Total consideration			179		55
Fair value of assets and liabilities acquired
Cash and cash equivalents			67		11
Accounts receivable and other			40		22
Intangible assets			1,330		619
Accounts payable and other liabilities			144		52
Goodwill			54
Non-recourse borrowings			(563)		(359)
Deferred income tax liabilities			(201)		(63)
Net assets acquired before non-controlling interest			583		178
Non-controlling interest			(404)		(123)
Net assets acquired			$ 179		$ 55
Individually Insignificant Business Combinations
Consideration transferred
Cash		62
Contingent consideration		17
Total consideration		79
Fair value of assets and liabilities acquired
Cash and cash equivalents		24
Accounts receivable and other		55
Property, plant and equipment		124
Intangible assets		51
Goodwill		92
Accounts payable and other liabilities		(34)
Lease liabilities		(58)
Non-recourse borrowings		(75)
Deferred income tax liabilities		(12)
Net assets acquired before non-controlling interest		167
Non-controlling interest		(88)
Net assets acquired		$ 79
Indian telecom tower operation
Consideration transferred
Cash						$ 2,041
Total consideration						2,041
Fair value of assets and liabilities acquired
Cash and cash equivalents						368
Accounts receivable and other						415
Property, plant and equipment						1,785
Intangible assets						582
Goodwill						294
Accounts payable and other liabilities						(344)
Lease liabilities						(778)
Non-recourse borrowings						(119)
Deferred income tax liabilities						(162)
Net assets acquired						$ 2,041
Cyxtera core bata center portfolio
Consideration transferred
Cash	$ 803
Total consideration	803
Fair value of assets and liabilities acquired
Cash and cash equivalents	14
Accounts receivable and other	140
Property, plant and equipment	2,334
Intangible assets	379
Assets classified as held for sale	270
Accounts payable and other liabilities	(248)
Lease liabilities	(1,233)
Liabilities held for sale	(70)
Deferred income tax liabilities	(229)
Net assets acquired	1,357
Gain recognised in bargain purchase transaction	$ 554